Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	dvs2_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche CROCI® U.S. VIP

The following information replaces similar existing disclosure contained in the "PAST PERFORMANCE" section of the summary section and the "Financial Highlights" section of the fund's prospectuses:

Prior to May 1, 2017, the fund operated with a different investment strategy. Prior to October 3, 2016, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.

Deutsche CROCI US VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche CROCI® U.S. VIP

The following information replaces similar existing disclosure contained in the "PAST PERFORMANCE" section of the summary section and the "Financial Highlights" section of the fund's prospectuses:

Prior to May 1, 2017, the fund operated with a different investment strategy. Prior to October 3, 2016, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to May 1, 2017, the fund operated with a different investment strategy. Prior to October 3, 2016, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.